OMB APPROVAL
OMB Number: 3235-0578 Expires: January 31, 2016 Estimated average burden hours per response. . . . . . .10.5

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05127

Advance Capital I, Inc.

(Exact name of registrant as specified in charter)

One Towne Square, Suite 444	Southfield, Michigan 48076
(Address of principal executive offices)	(Zip code)

Christopher M. Kostiz

One Towne Square, Suite 444

Southfield, Michigan  48076

(Name and address of agent for service)

Registrant’s telephone number, including area code:   (248) 350-8543

Date of fiscal year end:   December 31

Date of reporting period:   March 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on From N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

ADVANCE CAPITAL I - EQUITY GROWTH FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
MARCH 31, 2013

Common Stock
and Short-Term Investments	Shares	Value

BASIC MATERIALS - 5.3%
Albemarle Corp.	6,200	$387,624
Ashland, Inc.	5,100	378,930
Cabot Corp.	4,300	147,060
Carpenter Technology Corp.	14,000	690,060
Commercial Metals Co.	8,500	134,725
Domtar Corp.	2,600	201,812
Intrepid Potash, Inc.*	4,000	75,040
NewMarket Corp.	700	182,252
Olin Corp.	5,600	141,232
Randgold Resources Ltd - ADR	5,400	464,292
Reliance Steel & Aluminum	5,300	377,201
Royal Gold, Inc.	5,900	419,077
RPM International, Inc.	9,600	303,168
Sensient Technologies Corp.	15,100	590,259
Valspar Corp.	4,400	273,900

COMMUNICATIONS - 3.2%
AMC Networks, Inc.*	2,500	158,050
Equinix, Inc.*	2,600	562,406
F5 Networks, Inc.*	4,400	391,952
FactSet Research Systems	1,900	175,940
John Wiley & Sons, Inc.	5,700	222,072
NeuStar, Inc.*	4,700	218,691
Rackspace Hosting, Inc.*	3,000	151,440
RF Micro Devices, Inc.*	19,700	104,804
Scholastic Corp.	2,900	77,285
Telephone & Data Systems	7,200	151,704
TIBCO Software, Inc.*	11,200	226,408
tw telecom, inc.*	10,500	264,495
ValueClick, Inc.*	5,000	147,800

CONSUMER, CYCLICAL - 15.1%
Advance Auto Parts, Inc.	2,800	231,420
Aeropostale, Inc.*	5,800	78,880
Alaska Air Group, Inc.*	5,800	370,968
American Eagle Outfitters	13,100	244,970
ANN, Inc.*	3,400	98,668
Arrow Electronics, Inc.*	7,400	300,588
Ascena Retail Group, Inc.*	48,900	907,095
Bally Technologies, Inc.*	2,900	150,713
Bed Bath & Beyond, Inc.*	11,500	740,830
Brinker International, Inc.	5,300	199,545
Carter's, Inc.	3,500	200,445
Cheesecake Factory, Inc.	3,500	135,135
Chico's FAS, Inc.	11,800	198,240
Cinemark Holdings, Inc.	13,600	400,384
Copart, Inc.*	4,900	167,923
Dick's Sporting Goods, Inc.	7,000	331,100
Dollar Tree, Inc.*	15,700	760,351
Fastenal Co.	4,600	236,118

First Cash Financial Services*	8,100	472,554
Foot Locker, Inc.	10,500	359,520
Hanesbrands, Inc.	6,800	309,808
Herman Miller, Inc.	8,100	224,127
HSN, Inc.	2,700	148,122
JetBlue Airways Corp.*	23,100	159,390
Life Time Fitness, Inc.*	2,800	119,784
LKQ Corp.*	20,600	448,256
MDC Holdings, Inc.	2,700	98,955
Michael Kors Holdings Ltd*	11,500	653,085
Mohawk Industries, Inc.*	3,200	361,984
MSC Industrial Direct Co.	4,400	377,432
Oshkosh Corp.*	6,300	267,687
Panera Bread Co.*	4,700	776,628
Polaris Industries, Inc.	3,600	332,964
Ross Stores, Inc.	7,400	448,588
Tempur-Pedic International*	4,400	218,372
Toll Brothers, Inc.*	7,800	267,072
Tractor Supply Co.	6,000	624,780
TRW Automotive Holdings*	3,700	203,500
Under Armour, Inc.*	3,700	189,440
Williams-Sonoma, Inc.	6,000	309,120
World Fuel Services Corp.	10,200	405,144

CONSUMER, NON-CYCLICAL - 18.6%
Aaron's, Inc.	7,900	226,572
Alliance Data Systems*	4,000	647,560
Catamaran Corp.*	8,602	456,164
Charles River Laboratories*	3,500	154,945
Church & Dwight Co., Inc.	12,400	801,412
Community Health Systems*	6,500	308,035
Convergys Corp.	8,000	136,240
Cooper Cos., Inc.	3,400	366,792
Corporate Executive Board	1,500	87,240
Covance, Inc.*	2,400	178,368
Edwards Lifesciences Corp.*	5,500	451,880
Endo Health Solutions, Inc.*	37,200	1,144,272
Flowers Foods, Inc.	8,000	263,520
Gartner, Inc.*	6,500	353,665
Global Payments, Inc.	5,600	278,096
Health Management*	18,300	235,521
Henry Schein, Inc.*	4,000	370,200
Herbalife Ltd	9,800	367,010
Hillshire Brands Co.	5,400	189,810
HMS Holdings Corp.*	3,100	84,165
Hologic, Inc.*	22,500	508,500
IDEXX Laboratories, Inc.*	3,000	277,170
Ingredion, Inc.	15,400	1,113,728
JM Smucker Co.	2,400	237,984
Manpowergroup, Inc.	5,500	311,960
Masimo Corp.*	7,300	143,226
MEDNAX, Inc.*	3,600	322,668
Mylan, Inc.*	16,000	463,280
Omnicare, Inc.	9,600	390,912
Perrigo Co.	1,900	225,606
Regeneron Pharmaceuticals*	2,100	370,446
Rent-A-Center, Inc.	6,700	247,498
ResMed, Inc.	8,100	375,516
Rollins, Inc.	4,600	112,930
RR Donnelley & Sons Co.	12,500	150,625

Scotts Miracle-Gro Co.	2,800	121,072
SEI Investments Co.	9,400	271,190
Service Corp International	14,800	247,604
Smithfield Foods, Inc.*	16,700	442,216
Techne Corp.	1,200	81,420
Thoratec Corp.*	6,400	239,987
Towers Watson & Co.	4,000	277,280
Tupperware Brands Corp.	4,000	326,960
United Natural Foods, Inc.*	5,300	260,760
United Rentals, Inc.*	6,600	362,802
United Therapeutics Corp.*	3,300	200,871
Universal Corp.	1,700	95,268
Universal Health Services	6,300	402,381
Valassis Communications	4,200	125,454
Vertex Pharmaceuticals, Inc.*	10,200	560,694
WellCare Health Plans, Inc.*	4,800	278,208

ENERGY - 6.1%
Atwood Oceanics, Inc.*	4,100	215,414
Cimarex Energy Co.	6,100	460,184
Dresser-Rand Group, Inc.*	5,200	320,632
Dril-Quip, Inc.*	2,600	226,642
Energen Corp.	5,100	265,251
Helix Energy Solutions Group*	7,000	160,160
Helmerich & Payne, Inc.	3,300	200,310
HollyFrontier Corp.	14,100	725,445
Northern Oil and Gas, Inc.*	15,700	225,766
Oceaneering International	7,700	511,357
Oil States International, Inc.*	12,300	1,003,311
Plains Exploration*	7,000	332,290
SM Energy Co.	6,200	367,164
Superior Energy Services*	11,200	290,864
Unit Corp.*	3,100	141,205

FINANCIAL - 18.9%
Affiliated Managers Group*	3,600	552,852
Alexandria Real Estate	4,500	319,410
Alleghany Corp.*	800	316,736
American Campus	9,400	426,196
American Financial Group	7,400	350,612
Apollo Investment Corp.	14,100	117,876
Arthur J Gallagher & Co.	8,700	359,397
Associated Banc-Corp.	12,700	192,913
Astoria Financial Corp.	5,700	56,202
BancorpSouth, Inc.	6,000	97,800
Bank of Hawaii Corp.	3,300	167,673
BRE Properties, Inc.	5,600	272,608
Brown & Brown, Inc.	8,200	262,728
Camden Property Trust	8,400	576,912
CBOE Holdings, Inc.	6,400	236,416
City National Corp.	3,400	200,294
Coinstar, Inc.*	12,900	753,618
Commerce Bancshares, Inc.	5,400	220,482
Corrections Corp of America	7,100	277,397
Duke Realty Corp.	13,400	227,532
East West Bancorp, Inc.	9,700	248,999
Essex Property Trust, Inc.	3,100	466,798
Everest Re Group Ltd	3,600	467,496
Fidelity National Financial	11,500	290,145
First Niagara Financial Group	34,800	308,328

FirstMerit Corp.	7,600	125,704
Fulton Financial Corp.	13,800	161,460
Hancock Holding Co.	6,200	191,704
HCC Insurance Holdings, Inc.	7,200	302,616
Home Properties, Inc.	5,000	317,100
Jones Lang LaSalle, Inc.	3,100	308,171
Liberty Property Trust	4,800	190,800
Macerich Co.	9,500	611,610
National Retail Properties	5,100	184,467
New York Community Bancorp	30,600	439,110
Old Republic International	24,400	310,124
Prosperity Bancshares, Inc.	5,200	246,428
Raymond James Financial	9,800	451,780
Rayonier, Inc.	8,600	513,162
Realty Income Corp.	8,600	390,010
Reinsurance Group of America	18,600	1,109,862
Senior Housing Properties	12,600	338,058
Signature Bank*	3,200	252,032
SL Green Realty Corp.	6,400	551,104
SVB Financial Group.*	1,800	127,692
Taubman Centers, Inc.	4,300	333,938
Trustmark Corp.	4,900	122,549
UDR, Inc.	21,400	517,666
Waddell & Reed Financial	5,900	258,302
Washington Federal, Inc.	7,400	129,500
Webster Financial Corp.	9,100	220,766
Westamerica Bancorporation	2,000	90,660
WR Berkley Corp.	7,900	350,523

INDUSTRIAL - 18.8%
AECOM Technology Corp.*	4,400	144,320
AGCO Corp.	8,400	437,808
AMETEK, Inc.	14,700	637,392
Aptargroup, Inc.	4,600	263,810
Avnet, Inc.*	9,600	347,520
B/E Aerospace Inc*	7,200	434,016
Carlisle Cos., Inc.	2,900	196,591
Clean Harbors, Inc.*	5,200	302,068
Con-way, Inc.	6,400	225,344
Darling International, Inc.*	29,900	537,004
Donaldson Co., Inc.	7,200	260,568
Energizer Holdings, Inc.	4,300	428,839
Esterline Technologies Corp.*	800	60,560
Fluor Corp.	10,300	683,199
Fortune Brands	13,800	516,534
Gardner Denver, Inc.	3,500	262,885
General Cable Corp.	3,500	128,205
Granite Construction, Inc.	2,600	82,784
Hubbell, Inc.	3,700	359,307
IDEX Corp.	4,000	213,680
Itron, Inc.*	2,800	129,920
ITT Corp.	6,900	196,167
JB Hunt Transport Services	3,700	275,576
Joy Global, Inc.	10,650	633,888
Kansas City Southern	5,900	654,310
KBR, Inc.	13,000	417,040
Kennametal, Inc.	5,700	222,528
Kirby Corp.*	3,900	299,520
Landstar System, Inc.	3,200	182,688
Lennox International, Inc.	3,300	209,517

Lincoln Electric Holdings, Inc.	5,800	314,244
Matson, Inc.	3,000	73,800
Mettler-Toledo International*	1,300	277,186
Mine Safety Appliances Co.	4,100	203,442
National Instruments Corp.	6,800	222,700
Nordson Corp.	3,900	257,205
Packaging Corp of America	7,000	314,090
Regal-Beloit Corp.	1,900	154,964
Rock Tenn Co.	3,800	352,602
Silgan Holdings, Inc.	3,100	146,537
SPX Corp.	3,600	284,256
Tech Data Corp.*	2,700	123,093
Terex Corp.*	7,700	265,034
Tidewater, Inc.	5,400	272,700
Timken Co.	8,700	492,246
Trimble Navigation Ltd*	17,600	527,648
Trinity Industries, Inc.	5,500	249,315
Triumph Group, Inc.	4,900	384,650
URS Corp.	9,600	455,136
UTi Worldwide, Inc.	7,200	104,256
Valmont Industries, Inc.	1,600	251,632
Wabtec Corp.	4,200	428,862
Waste Connections, Inc.	14,800	532,504
Woodward, Inc.	6,600	262,416
Zebra Technologies Corp.*	3,600	169,668

TECHNOLOGY - 9.1%
ACI Worldwide, Inc.*	2,700	131,922
ANSYS, Inc.*	5,400	439,668
Atmel Corp.*	30,600	212,945
Broadridge Financial Solutions	4,800	119,232
Cadence Design Systems*	20,100	279,993
Cerner Corp.*	2,600	246,324
Compuware Corp.	14,900	186,101
Cypress Semiconductor Corp.	9,700	106,991
Fair Isaac Corp.	4,500	205,605
Fairchild Semiconductor*	8,800	124,432
Informatica Corp.*	5,200	179,244
Jack Henry & Associates, Inc.	6,100	281,881
Mentor Graphics Corp.	11,800	212,990
MICROS Systems, Inc.*	7,600	345,876
MSCI, Inc.*	5,800	196,794
NCR Corp.*	17,600	485,056
Nuance Communications*	23,700	478,266
NXP Semiconductor NV*	15,600	472,524
Rovi Corp.*	7,400	158,434
Silicon Laboratories, Inc.*	4,800	198,528
Skyworks Solutions, Inc.*	64,100	1,411,803
SolarWinds, Inc.*	2,600	153,660
Solera Holdings, Inc.	7,200	419,976
Synopsys, Inc.*	13,300	477,204
VeriFone Systems, Inc.*	28,600	591,448

UTILITIES - 4.1%
Alliant Energy Corp.	7,900	396,422
Aqua America, Inc.	10,000	314,400
Hawaiian Electric Industries	7,100	196,741
MDU Resources Group, Inc.	13,200	329,868
National Fuel Gas Co.	5,800	355,830

NV Energy, Inc.	16,300	326,489
OGE Energy Corp.	6,800	475,864
PNM Resources, Inc.	5,800	135,082
Questar Corp.	12,100	294,393
UGI Corp.	7,800	299,442
Vectren Corp.	6,000	212,520
Westar Energy, Inc.	9,000	298,620

TOTAL COMMON STOCK - 99.2%
(Cost $68,443,663)		88,773,702

SHORT-TERM INVESTMENTS - 0.1%
Federated Prime Cash Obligations Fund, 0.08% Yield
(Cost $111,046)		111,046

TOTAL INVESTMENTS IN SECURITIES - 99.3%
(Cost $68,554,709)		88,884,748

OTHER ASSETS LESS LIABILITIES - 0.7%		610,996

TOTAL NET ASSETS - 100.0%		$89,495,744

* Securities are non-income producing
ADR - American Depository Receipt

See Notes to Financial Statements

ADVANCE CAPITAL I - BALANCED FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
MARCH 31, 2013

Common Stock	Shares	Value

BASIC MATERIALS - 2.5%
Albemarle Corp.	2,500	$156,300
Ashland, Inc.	2,000	148,600
Cabot Corp.	1,600	54,720
Carpenter Technology Corp.	5,400	266,166
Commercial Metals Co.	3,300	52,305
Domtar Corp.	1,000	77,620
Freeport-McMoRan	29,330	970,823
Intrepid Potash, Inc.*	1,400	26,264
NewMarket Corp.	300	78,108
Olin Corp.	2,200	55,484
PPG Industries, Inc.	2,550	341,547
Randgold Resources Ltd - ADR	2,100	180,558
Reliance Steel & Aluminum	2,000	142,340
Rio Tinto PLC - ADR	20,300	955,724
Royal Gold, Inc.	2,200	156,266
RPM International, Inc.	3,500	110,530
Sensient Technologies Corp.	5,900	230,631
Valspar Corp.	1,800	112,050

COMMUNICATIONS - 4.6%
AMC Networks, Inc.*	1,000	63,220
AT&T, Inc.	19,400	711,786
Cisco Systems, Inc.	48,000	1,002,960
Comcast Corp.	25,900	1,087,282
Equinix, Inc.*	1,000	216,310
F5 Networks, Inc.*	1,750	155,890
FactSet Research Systems	700	64,820
Google, Inc.*	1,240	984,793
John Wiley & Sons, Inc.	2,200	85,712
NeuStar, Inc.*	1,800	83,754
Rackspace Hosting, Inc.*	1,100	55,528
RF Micro Devices, Inc.*	8,100	43,092
Scholastic Corp.	1,100	29,315
Telephone & Data Systems	2,700	56,889
TIBCO Software, Inc.*	4,500	90,968
Time Warner, Inc.	12,400	714,488
tw telecom, inc.*	4,000	100,760
ValueClick, Inc.*	1,900	56,164
Verizon Communications	14,300	702,845
Vodafone Group PLC - ADR	19,500	553,800
Walt Disney Co.	13,100	744,080

CONSUMER, CYCLICAL - 7.2%
Advance Auto Parts, Inc.	1,100	90,915
Aeropostale, Inc.*	2,400	32,640
Alaska Air Group, Inc.*	2,300	147,108
American Eagle Outfitters	5,000	93,500
ANN, Inc.*	1,400	40,628
Arrow Electronics, Inc.*	3,000	121,860
Ascena Retail Group, Inc.*	18,100	335,755
Bally Technologies, Inc.*	1,200	62,364
Bed Bath & Beyond, Inc.*	4,500	289,890
Brinker International, Inc.	2,200	82,830

Carter's, Inc.	1,400	80,178
Cheesecake Factory, Inc.	1,300	50,193
Chico's FAS, Inc.	4,800	80,640
Cinemark Holdings, Inc.	5,300	156,032
Coach, Inc.	14,300	714,857
Copart, Inc.*	2,000	68,540
Costco Wholesale Corp.	3,300	350,163
CVS Caremark Corp.	26,900	1,479,231
Dick's Sporting Goods, Inc.	2,700	127,710
Dollar Tree, Inc.*	6,500	314,795
Fastenal Co.	1,800	92,394
First Cash Financial Services*	3,100	180,854
Foot Locker, Inc.	4,100	140,384
Hanesbrands, Inc.	2,700	123,012
Herman Miller, Inc.	3,400	94,078
Home Depot, Inc.	5,100	355,878
HSN, Inc.	1,100	60,346
JetBlue Airways Corp.*	9,200	63,480
Kohl's Corp.	22,950	1,058,684
Life Time Fitness, Inc.*	1,100	47,058
LKQ Corp.*	8,000	174,080
McDonald's Corp.	3,600	358,884
MDC Holdings, Inc.	1,100	40,315
Michael Kors Holdings Ltd*	4,500	255,555
Mohawk Industries, Inc.*	1,200	135,744
MSC Industrial Direct Co.	1,800	154,404
Oshkosh Corp.*	2,500	106,225
Panera Bread Co.*	1,850	305,694
Polaris Industries, Inc.	1,400	129,486
Ross Stores, Inc.	2,900	175,798
Target Corp.	10,700	732,415
Tempur-Pedic International*	1,700	84,371
TJX Cos., Inc.	15,080	704,990
Toll Brothers, Inc.*	3,100	106,144
Tractor Supply Co.	2,400	249,912
TRW Automotive Holdings*	1,450	79,750
Under Armour, Inc.*	1,500	76,800
Wal-Mart Stores, Inc.	9,800	733,334
Williams-Sonoma, Inc.	2,400	123,648
World Fuel Services Corp.	4,000	158,880

CONSUMER, NON-CYCLICAL - 12.4%
Aaron's, Inc.	3,300	94,644
Aetna, Inc.	13,820	706,617
Alliance Data Systems*	1,600	259,024
AmerisourceBergen Corp.	15,000	771,750
Amgen, Inc.	12,470	1,278,300
Automatic Data Processing	5,800	377,174
Cardinal Health, Inc.	15,360	639,283
Catamaran Corp.*	3,408	180,726
Celgene Corp.*	10,400	1,205,464
Charles River Laboratories*	1,300	57,551
Church & Dwight Co., Inc.	4,750	306,993
Coca-Cola Co.	9,260	374,474
Community Health Systems*	2,500	118,475
Convergys Corp.	3,300	56,199
Cooper Cos., Inc.	1,300	140,244
Corporate Executive Board	600	34,896
Covance, Inc.*	900	66,888
Covidien PLC	11,500	780,160

Edwards Lifesciences Corp.*	2,200	180,752
Eli Lilly & Co.	6,700	380,493
Endo Health Solutions, Inc.*	14,600	449,096
Flowers Foods, Inc.	3,000	98,820
Gartner, Inc.*	2,500	136,025
Gilead Sciences, Inc.*	21,300	1,042,422
Global Payments, Inc.	2,300	114,218
Health Management*	6,900	88,803
Henry Schein, Inc.*	1,600	148,080
Herbalife Ltd	3,900	146,055
Hillshire Brands Co.	2,100	73,815
HMS Holdings Corp.*	1,000	27,150
Hologic, Inc.*	8,700	196,620
IDEXX Laboratories, Inc.*	1,200	110,868
Ingredion, Inc.	6,000	433,920
JM Smucker Co.	900	89,244
Johnson & Johnson	13,500	1,100,655
Kraft Foods Group, Inc.	7,033	362,410
Manpowergroup, Inc.	2,200	124,784
Masimo Corp.*	2,800	54,936
MEDNAX, Inc.*	1,300	116,519
Medtronic, Inc.	7,390	347,034
Merck & Co., Inc.	7,800	344,760
Mylan, Inc.*	6,200	179,521
Omnicare, Inc.	3,700	150,664
Perrigo Co.	750	89,055
Pfizer, Inc.	13,000	375,180
Procter & Gamble Co.	4,500	346,770
Regeneron Pharmaceuticals*	800	141,122
Rent-A-Center, Inc.	2,700	99,738
ResMed, Inc.	3,100	143,716
Rollins, Inc.	1,900	46,645
RR Donnelley & Sons Co.	4,800	57,840
Scotts Miracle-Gro Co.	1,000	43,240
SEI Investments Co.	3,600	103,860
Service Corp International	6,000	100,380
Smithfield Foods, Inc.*	6,500	172,120
Stryker Corp.	11,400	743,736
Techne Corp.	500	33,925
Teva Pharmaceutical Industries - ADR	34,400	1,364,992
Thoratec Corp.*	2,600	97,495
Towers Watson & Co.	1,500	103,980
Tupperware Brands Corp.	1,600	130,784
United Natural Foods, Inc.*	2,000	98,400
United Rentals, Inc.*	2,500	137,425
United Therapeutics Corp.*	1,300	79,131
UnitedHealth Group, Inc.	24,440	1,398,212
Universal Corp.	700	39,228
Universal Health Services	2,400	153,288
Valassis Communications	1,600	47,792
Vertex Pharmaceuticals, Inc.*	4,200	230,874
WellCare Health Plans, Inc.*	1,800	104,328

ENERGY - 6.8%
Apache Corp.	13,600	1,049,376
Atwood Oceanics, Inc.*	1,500	78,810
Baker Hughes, Inc.	22,550	1,046,546
Chevron Corp.	5,950	706,979
Cimarex Energy Co.	2,400	181,056
Devon Energy Corp.	18,980	1,070,852

Dresser-Rand Group, Inc.*	2,100	129,486
Dril-Quip, Inc.*	1,100	95,887
Energen Corp.	2,100	109,221
Exxon Mobil Corp.	11,280	1,016,441
Helix Energy Solutions Group*	2,900	66,352
Helmerich & Payne, Inc.	1,300	78,910
HollyFrontier Corp.	5,500	282,975
Marathon Oil Corp.	10,170	342,932
Marathon Petroleum Corp.	8,500	761,600
National Oilwell Varco, Inc.	20,100	1,422,075
Northern Oil and Gas, Inc.*	6,100	87,718
Occidental Petroleum Corp.	8,300	650,471
Oceaneering International	2,900	192,589
Oil States International, Inc.*	4,800	391,536
Peabody Energy Corp.	33,300	704,295
Plains Exploration*	2,700	128,169
SM Energy Co.	2,400	142,128
Superior Energy Services*	4,300	111,671
Unit Corp.*	1,200	54,660
Valero Energy Corp.	7,500	341,175

FINANCIAL - 11.7%
ACE Ltd	8,100	720,657
Affiliated Managers Group*	1,400	214,998
Alexandria Real Estate	1,700	120,666
Alleghany Corp.*	300	118,776
Allstate Corp.	14,600	716,422
American Campus	3,600	163,224
American Express Co.	10,700	721,822
American Financial Group	3,000	142,140
Apollo Investment Corp.	5,700	47,652
Arthur J Gallagher & Co.	3,500	144,585
Associated Banc-Corp.	4,900	74,431
Astoria Financial Corp.	2,300	22,678
BancorpSouth, Inc.	2,300	37,490
Bank of Hawaii Corp.	1,300	66,053
Bank of New York Mellon	25,430	711,786
BlackRock, Inc.	2,900	744,952
BRE Properties, Inc.	2,100	102,228
Brown & Brown, Inc.	3,300	105,732
Camden Property Trust	3,300	226,644
Capital One Financial Corp.	25,500	1,401,225
CBOE Holdings, Inc.	2,500	92,350
City National Corp.	1,300	76,583
Coinstar, Inc.*	4,800	280,416
Commerce Bancshares, Inc.	2,200	89,826
Corrections Corp of America	2,700	105,489
Duke Realty Corp.	5,200	88,296
East West Bancorp, Inc.	3,800	97,546
Essex Property Trust, Inc.	1,200	180,696
Everest Re Group Ltd	1,400	181,804
Fidelity National Financial	4,400	111,012
First Niagara Financial Group	13,900	123,154
FirstMerit Corp.	2,900	47,966
Franklin Resources, Inc.	5,100	769,131
Fulton Financial Corp.	5,800	67,860
Hancock Holding Co.	2,500	77,300
HCC Insurance Holdings, Inc.	2,800	117,684
Home Properties, Inc.	1,900	120,498
Jones Lang LaSalle, Inc.	1,200	119,292

Liberty Property Trust	1,900	75,525
Macerich Co.	3,700	238,206
National Retail Properties	2,000	72,340
New York Community Bancorp	12,300	176,505
Northern Trust Corp.	13,300	725,635
Old Republic International	9,800	124,558
PNC Financial Services Group	16,900	1,123,850
Prosperity Bancshares, Inc.	2,100	99,519
Raymond James Financial	3,800	175,180
Rayonier, Inc.	3,400	202,878
Realty Income Corp.	3,300	149,655
Reinsurance Group of America	7,400	441,558
Senior Housing Properties	5,000	134,150
Signature Bank*	1,200	94,512
SL Green Realty Corp.	2,500	215,275
SVB Financial Group.*	700	49,658
Taubman Centers, Inc.	1,700	132,022
Toronto-Dominion Bank	12,350	1,028,385
Travelers Cos., Inc.	9,000	757,710
Trustmark Corp.	1,900	47,519
UDR, Inc.	8,300	200,777
US Bancorp	41,500	1,408,095
Visa, Inc.	4,300	730,312
Waddell & Reed Financial	2,300	100,694
Washington Federal, Inc.	2,900	50,750
Webster Financial Corp.	3,800	92,188
Wells Fargo & Co.	28,800	1,065,312
Westamerica Bancorporation	800	36,264
WR Berkley Corp.	3,100	137,547

INDUSTRIAL - 8.7%
3M Co.	3,550	377,401
AECOM Technology Corp.*	1,800	59,040
AGCO Corp.	3,300	171,996
AMETEK, Inc.	5,900	255,824
Aptargroup, Inc.	1,800	103,230
Avnet, Inc.*	3,800	137,560
B/E Aerospace Inc*	2,900	174,812
Carlisle Cos., Inc.	1,100	74,569
Caterpillar, Inc.	11,440	994,937
Clean Harbors, Inc.*	2,000	116,180
Con-way, Inc.	2,500	88,025
CSX Corp.	32,000	788,160
Cummins, Inc.	2,970	343,956
Danaher Corp.	11,500	714,725
Darling International, Inc.*	11,100	199,356
Donaldson Co., Inc.	2,700	97,713
Emerson Electric Co.	6,000	335,220
Energizer Holdings, Inc.	1,700	169,541
Esterline Technologies Corp.*	200	15,140
FedEx Corp.	6,750	662,850
Fluor Corp.	4,050	268,637
Fortune Brands	5,400	202,122
Gardner Denver, Inc.	1,400	105,154
General Cable Corp.	1,400	51,282
General Dynamics Corp.	4,800	338,448
General Electric Co.	31,200	721,344
Granite Construction, Inc.	1,000	31,840
Hubbell, Inc.	1,500	145,665
IDEX Corp.	1,500	80,130

Illinois Tool Works, Inc.	5,500	335,170
Itron, Inc.*	1,200	55,680
ITT Corp.	2,700	76,761
JB Hunt Transport Services	1,500	111,720
Joy Global, Inc.	4,150	247,008
Kansas City Southern	2,300	255,070
KBR, Inc.	5,200	166,816
Kennametal, Inc.	2,200	85,888
Kirby Corp.*	1,500	115,200
Landstar System, Inc.	1,200	68,508
Lennox International, Inc.	1,200	76,188
Lincoln Electric Holdings, Inc.	2,300	124,614
Matson, Inc.	1,100	27,060
Mettler-Toledo International*	500	106,610
Mine Safety Appliances Co.	1,800	89,316
National Instruments Corp.	2,700	88,425
Nordson Corp.	1,500	98,925
Packaging Corp of America	2,800	125,636
Raytheon Co.	5,500	323,345
Regal-Beloit Corp.	700	57,092
Rock Tenn Co.	1,500	139,185
Silgan Holdings, Inc.	1,200	56,724
SPX Corp.	1,500	118,440
Tech Data Corp.*	1,000	45,590
Terex Corp.*	3,000	103,260
Tidewater, Inc.	2,100	106,050
Timken Co.	3,400	192,372
Trimble Navigation Ltd*	7,000	209,860
Trinity Industries, Inc.	2,200	99,726
Triumph Group, Inc.	1,900	149,150
United Parcel Service, Inc.	8,700	747,330
United Technologies Corp.	7,730	722,214
URS Corp.	3,800	180,158
UTi Worldwide, Inc.	3,000	43,440
Valmont Industries, Inc.	600	94,362
Wabtec Corp.	1,600	163,376
Waste Connections, Inc.	5,800	208,684
Waste Management, Inc.	9,700	380,337
Woodward, Inc.	2,700	107,352
Zebra Technologies Corp.*	1,400	65,982

TECHNOLOGY - 6.5%
ACI Worldwide, Inc.*	1,100	53,746
ANSYS, Inc.*	2,000	162,840
Apple, Inc.	1,600	708,256
Atmel Corp.*	12,200	84,900
Broadridge Financial Solutions	1,800	44,712
Cadence Design Systems*	7,400	103,082
Cerner Corp.*	1,000	94,740
Compuware Corp.	5,900	73,691
Cypress Semiconductor Corp.	4,300	47,429
EMC Corp.*	43,450	1,038,021
Fair Isaac Corp.	1,700	77,673
Fairchild Semiconductor*	3,400	48,076
Fidelity National	18,000	713,160
Informatica Corp.*	2,000	68,940
Intel Corp.	32,790	715,970
International Business Mach.	4,900	1,045,170
Jack Henry & Associates, Inc.	2,300	106,283
Mentor Graphics Corp.	4,600	83,030

MICROS Systems, Inc.*	3,000	136,530
Microsoft Corp.	50,200	1,435,971
MSCI, Inc.*	2,200	74,646
NCR Corp.*	7,100	195,676
Nuance Communications*	9,300	187,674
NXP Semiconductor NV*	5,900	178,711
Oracle Corp.	28,900	934,337
QUALCOMM, Inc.	15,800	1,057,652
Rovi Corp.*	2,900	62,089
Silicon Laboratories, Inc.*	1,800	74,448
Skyworks Solutions, Inc.*	25,100	552,828
SolarWinds, Inc.*	1,000	59,100
Solera Holdings, Inc.	2,700	157,491
Synopsys, Inc.*	5,100	182,988
VeriFone Systems, Inc.*	10,700	221,276

UTILITIES - 1.3%
Alliant Energy Corp.	3,100	155,558
Aqua America, Inc.	4,100	128,904
Hawaiian Electric Industries	2,700	74,817
MDU Resources Group, Inc.	5,300	132,447
National Fuel Gas Co.	2,200	134,970
NextEra Energy, Inc.	4,600	357,328
NV Energy, Inc.	6,300	126,189
OGE Energy Corp.	2,700	188,946
PNM Resources, Inc.	2,200	51,238
PPL Corp.	11,640	364,448
Questar Corp.	4,700	114,351
UGI Corp.	3,000	115,170
Vectren Corp.	2,300	81,466
Westar Energy, Inc.	3,700	122,766

TOTAL COMMON STOCK - 61.7%
(Cost $83,857,107)		$101,777,464

* Securities are non-income producing
ADR - American Depository Receipt

See Notes to Financial Statements

ADVANCE CAPITAL I - BALANCED FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
MARCH 31, 2013

Fixed Income Securities			Principal
and Short-Term Investments	Coupon	Maturity	Amount	Value

BASIC MATERIALS - 1.1%
Barrick Gold Corp.	6.950	4/1/2019	1,500,000	$1,852,047

COMMUNICATIONS - 2.8%
DIRECTV Holdings LLC	3.800	3/15/2022	1,000,000	1,022,171
Michigan Bell Telephone Co.	7.850	1/15/2022	2,000,000	2,696,282
Verizon New Jersey, Inc.	8.000	6/1/2022	650,000	867,906

CONSUMER, CYCLICAL - 1.4%
AutoZone, Inc.	4.000	11/15/2020	1,150,000	1,230,264
Darden Restaurants, Inc.	4.500	10/15/2021	1,000,000	1,046,216

CONSUMER, NON-CYCLICAL - 5.2%
Amgen, Inc.	3.625	5/15/2022	1,000,000	1,067,705
Clorox Co.	3.050	9/15/2022	500,000	504,451
Express Scripts Holding Co.	4.750	11/15/2021	1,000,000	1,135,313
Gilead Sciences, Inc.	4.500	4/1/2021	1,000,000	1,134,111
Kellogg Co.	3.125	5/17/2022	1,000,000	1,035,864
Quest Diagnostics Inc	4.700	4/1/2021	1,500,000	1,640,001
SABMiller Holdings, Inc.*	3.750	1/15/2022	1,000,000	1,070,349
WellPoint, Inc.	3.125	5/15/2022	1,000,000	1,006,782

ENERGY - 3.4%
Kinder Morgan Energy Partners	6.850	2/15/2020	1,000,000	1,254,274
Murphy Oil Corp.	3.700	12/1/2022	1,000,000	971,503
ONEOK, Inc.	4.250	2/1/2022	1,000,000	1,062,039
Phillips 66	4.300	4/1/2022	1,000,000	1,097,763
TransCanada PipeLines Ltd	7.125	1/15/2019	1,000,000	1,272,583

FINANCIAL - 5.3%
General Electric Capital Corp.	4.625	1/7/2021	1,000,000	1,125,807
Goldman Sachs Group, Inc.	2.375	1/22/2018	1,000,000	1,013,632
JPMorgan Chase & Co.	3.250	9/23/2022	1,000,000	998,456
MetLife, Inc.	4.750	2/8/2021	1,000,000	1,144,140
Nationsbank Corp.	10.200	7/15/2015	1,250,000	1,460,829
Nationwide Mutual Insurance*	6.600	4/15/2034	1,000,000	1,035,000
PNC Funding Corp.	3.300	3/8/2022	1,000,000	1,031,078
Wells Fargo & Co.	3.450	2/13/2023	1,000,000	1,006,720

INDUSTRIAL - 1.7%
Burlington Northern Santa Fe	5.750	3/15/2018	1,000,000	1,201,751
Clark Equipment Co.	8.000	5/1/2023	500,000	612,729
URS Corp.*	5.250	4/1/2022	1,000,000	1,049,947

MORTGAGE SECURITIES - 7.2%
Fannie Mae Pool	7.000	4/1/2033	262,234	311,938
Fannie Mae Pool	6.000	10/1/2036	528,206	579,932
Freddie Mac Gold Pool	6.500	6/1/2024	218,705	249,198
Freddie Mac Gold Pool	7.000	10/1/2031	419,874	499,088
Freddie Mac Gold Pool	6.500	2/1/2032	426,808	484,342
Freddie Mac Gold Pool	6.500	8/1/2032	248,664	286,731
Freddie Mac Gold Pool	6.500	12/1/2032	416,318	469,172
Freddie Mac Gold Pool	6.500	4/1/2033	182,414	209,322

Freddie Mac Gold Pool	5.500	3/1/2034	553,723	604,433
Freddie Mac Gold Pool	5.500	6/1/2035	606,265	661,159
Freddie Mac Gold Pool	5.000	7/1/2035	721,526	778,767
Freddie Mac Gold Pool	5.000	9/1/2035	388,915	419,769
Freddie Mac Gold Pool	5.500	11/1/2035	677,650	738,160
Freddie Mac Gold Pool	6.000	2/1/2036	553,611	610,969
Freddie Mac Gold Pool	5.000	1/1/2037	499,698	539,341
Freddie Mac Gold Pool	6.000	5/1/2037	465,638	509,109
Freddie Mac Gold Pool	6.000	8/1/2037	370,255	404,821
Freddie Mac Gold Pool	5.500	1/1/2038	555,595	603,296
Freddie Mac Gold Pool	5.500	5/1/2038	718,865	778,562
Freddie Mac Gold Pool	5.500	1/1/2039	706,241	771,069
Freddie Mac Gold Pool	6.000	9/1/2039	1,153,956	1,273,189
MASTR Asset Securitization	6.250	5/25/2036	205,757	160,797

TECHNOLOGY - 1.2%
BMC Software, Inc.	4.250	2/15/2022	1,000,000	1,008,866
Intel Corp.	2.700	12/15/2022	1,000,000	990,777

UTILITIES - 3.6%
Dominion Resources, Inc.	2.750	9/15/2022	1,000,000	999,247
Duke Energy Indiana, Inc.	3.750	7/15/2020	1,000,000	1,101,708
Entergy Texas, Inc.	7.125	2/1/2019	1,000,000	1,239,827
South Carolina Electric & Gas	6.500	11/1/2018	1,000,000	1,257,113
United Utilities PLC	5.375	2/1/2019	1,000,000	1,108,865

TOTAL FIXED-INCOME SECURITIES - 32.9%
(Cost $51,659,416)				54,297,281

SHORT-TERM INVESTMENTS - 1.2%
Federated Prime Cash Obligations Fund, 0.08% Yield
(Cost $1,893,837)				1,893,837

TOTAL INVESTMENTS IN SECURITIES - 95.8%
(Cost $137,410,360)				157,968,582

OTHER ASSETS LESS LIABILITIES - 4.2%				7,002,912

TOTAL NET ASSETS - 100.0%				$164,971,494

* Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration. At March 31, 2013, the aggregate market value of these securities amounted to $3,155,296 or 1.91% of net assets.

See Notes to Financial Statements

ADVANCE CAPITAL I - RETIREMENT INCOME FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
MARCH 31, 2013

Fixed Income Securities, Common Stock			Shares/Principal
and Short-Term Investments	Coupon	Maturity	Amount	Value

BASIC MATERIALS - 3.8%
ArcelorMittal	6.750	2/25/2022	3,000,000	$3,278,592
Barrick Gold Corp.	6.950	4/1/2019	2,500,000	3,086,745
Newmont Mining Corp.	5.125	10/1/2019	2,500,000	2,890,335

COMMUNICATIONS - 10.9%
Cisco Systems, Inc.	4.450	1/15/2020	2,000,000	2,306,720
Cricket Communications, Inc.	7.750	5/15/2016	3,000,000	3,131,250
DIRECTV Holdings LLC	3.800	3/15/2022	2,000,000	2,044,342
DISH DBS Corp.	4.625	7/15/2017	2,500,000	2,593,750
GTE Corp.	8.750	11/1/2021	1,500,000	2,052,476
Michigan Bell Telephone Co.	7.850	1/15/2022	3,000,000	4,044,423
News America, Inc.	8.500	2/23/2025	2,300,000	3,155,474
TW, Inc.	9.150	2/1/2023	2,000,000	2,909,908
Verizon New Jersey, Inc.	8.000	6/1/2022	1,000,000	1,335,240
Virgin Media Finance PLC	5.250	2/15/2022	3,000,000	3,048,750

CONSUMER, CYCLICAL - 3.0%
AutoZone, Inc.	2.875	1/15/2023	2,000,000	1,926,184
Darden Restaurants, Inc.	3.350	11/1/2022	3,000,000	2,853,147
Wynn Las Vegas LLC	5.375	3/15/2022	2,500,000	2,621,875

CONSUMER, NON-CYCLICAL - 12.8%
Amgen, Inc.	3.625	5/15/2022	2,000,000	2,135,410
Apria Healthcare Group, Inc.	11.250	11/1/2014	3,000,000	3,090,000
Cardinal Health, Inc.	3.200	6/15/2022	2,000,000	2,014,406
Celgene Corp.	3.250	8/15/2022	3,000,000	3,034,071
Express Scripts Holding Co.	4.750	11/15/2021	3,000,000	3,405,939
Gilead Sciences, Inc.	4.500	4/1/2021	3,000,000	3,402,333
Kellogg Co.	3.125	5/17/2022	2,000,000	2,071,728
Quest Diagnostics Inc	4.700	4/1/2021	2,500,000	2,733,335
Reynolds Group Issuer, Inc.	5.750	10/15/2020	2,000,000	2,037,500
SABMiller Holdings, Inc.*	3.750	1/15/2022	2,000,000	2,140,698
Tupperware Brands Corp.	4.750	6/1/2021	2,000,000	2,106,538
WellPoint, Inc.	3.125	5/15/2022	3,000,000	3,020,346

ENERGY - 10.0%
Chesapeake Energy Corp.	6.125	2/15/2021	2,000,000	2,127,500
Kinder Morgan Energy Partners	6.850	2/15/2020	2,000,000	2,508,548
Marathon Petroleum Corp.	5.125	3/1/2021	2,000,000	2,332,660
Murphy Oil Corp.	3.700	12/1/2022	3,000,000	2,914,509
Oil States International, Inc.	6.500	6/1/2019	2,000,000	2,140,000
ONEOK, Inc.	4.250	2/1/2022	2,625,000	2,787,852
Peabody Energy Corp.	6.000	11/15/2018	2,000,000	2,125,000
Phillips 66	4.300	4/1/2022	2,000,000	2,195,526
TransCanada PipeLines Ltd	7.125	1/15/2019	2,000,000	2,545,166
Ultramar Diamond Shamrock Corp.	7.200	10/15/2017	2,250,000	2,719,330

FINANCIAL - 13.7%
Bank of America Corp.	7.750	8/15/2015	1,160,000	1,310,619
BlackRock, Inc.	3.375	6/1/2022	2,000,000	2,109,036
Fairfax Financial Holdings Ltd*	5.800	5/15/2021	2,500,000	2,647,495
General Electric Capital Corp.	4.625	1/7/2021	3,000,000	3,377,421

Goldman Sachs Group, Inc.	5.250	7/27/2021	2,000,000	2,266,138
Icahn Enterprises LP	7.750	1/15/2016	3,000,000	3,123,750
JPMorgan Chase & Co.	3.250	9/23/2022	2,500,000	2,496,140
MetLife, Inc.	4.750	2/8/2021	3,000,000	3,432,420
National Rural Utilities	3.050	2/15/2022	2,000,000	2,085,500
Nationsbank Corp.	10.200	7/15/2015	2,000,000	2,337,326
Nationwide Mutual Insurance*	6.600	4/15/2034	3,000,000	3,105,000
PNC Funding Corp.	3.300	3/8/2022	3,000,000	3,093,234
Wells Fargo & Co.	3.450	2/13/2023	2,000,000	2,013,440

INDUSTRIAL - 4.5%
Case New Holland, Inc.	7.875	12/1/2017	2,500,000	2,925,000
Clark Equipment Co.	8.000	5/1/2023	500,000	612,729
Clean Harbors, Inc.*	5.125	6/1/2021	2,000,000	2,047,500
Jabil Circuit, Inc.	5.625	12/15/2020	2,000,000	2,120,000
URS Corp.*	5.250	4/1/2022	3,000,000	3,149,841

MORTGAGE SECURITIES - 21.9%
Fannie Mae Pool	7.000	2/1/2032	557,196	643,387
Fannie Mae Pool	7.000	3/1/2032	601,985	717,018
Fannie Mae Pool	7.000	4/1/2033	410,161	487,902
Fannie Mae Pool	6.000	10/1/2036	1,432,419	1,572,691
Fannie Mae Pool	6.000	7/1/2037	1,618,096	1,774,529
Freddie Mac Gold Pool	6.500	6/1/2024	510,311	581,463
Freddie Mac Gold Pool	7.000	10/1/2031	716,550	851,736
Freddie Mac Gold Pool	6.500	2/1/2032	683,560	775,706
Freddie Mac Gold Pool	7.000	5/1/2032	979,520	1,142,158
Freddie Mac Gold Pool	6.500	8/1/2032	331,552	382,307
Freddie Mac Gold Pool	6.500	4/1/2033	547,243	627,967
Freddie Mac Gold Pool	7.000	9/1/2033	198,736	240,280
Freddie Mac Gold Pool	5.500	3/1/2034	1,661,170	1,813,300
Freddie Mac Gold Pool	5.500	4/1/2034	1,911,979	2,087,488
Freddie Mac Gold Pool	5.000	6/1/2034	715,940	777,212
Freddie Mac Gold Pool	5.500	12/1/2034	1,766,797	1,926,771
Freddie Mac Gold Pool	5.500	1/1/2035	1,356,707	1,479,549
Freddie Mac Gold Pool	5.500	6/1/2035	2,409,905	2,628,108
Freddie Mac Gold Pool	5.000	7/1/2035	2,146,539	2,316,831
Freddie Mac Gold Pool	5.000	8/1/2035	1,637,291	1,783,044
Freddie Mac Gold Pool	5.000	9/1/2035	1,555,662	1,679,078
Freddie Mac Gold Pool	5.000	10/1/2035	1,771,861	1,912,428
Freddie Mac Gold Pool	5.000	11/1/2035	1,008,387	1,088,386
Freddie Mac Gold Pool	5.500	11/1/2035	2,032,951	2,214,481
Freddie Mac Gold Pool	6.000	2/1/2036	1,522,430	1,680,164
Freddie Mac Gold Pool	5.000	1/1/2037	1,499,094	1,618,022
Freddie Mac Gold Pool	6.000	5/1/2037	1,396,915	1,527,326
Freddie Mac Gold Pool	6.000	8/1/2037	1,440,327	1,574,791
Freddie Mac Gold Pool	5.500	12/1/2037	703,883	762,555
Freddie Mac Gold Pool	5.500	1/1/2038	1,481,586	1,608,790
Freddie Mac Gold Pool	5.500	5/1/2038	2,638,078	2,857,156
Freddie Mac Gold Pool	5.500	5/1/2038	2,194,033	2,376,235
Freddie Mac Gold Pool	6.500	10/1/2038	1,166,014	1,316,636
Freddie Mac Gold Pool	5.500	1/1/2039	2,118,722	2,313,208
Freddie Mac Gold Pool	5.000	5/1/2039	1,421,339	1,530,101
Freddie Mac Gold Pool	6.000	9/1/2039	2,357,500	2,601,090

TECHNOLOGY - 2.4%
BMC Software, Inc.	4.250	2/15/2022	2,000,000	2,017,732
Brocade Communications Systems*	4.625	1/15/2023	3,000,000	2,902,500
Intel Corp.	2.700	12/15/2022	1,000,000	990,777

UTILITIES - 7.4%
Calpine Corp.*	7.500	2/15/2021	1,800,000	1,975,500
Commonwealth Edison Co.	3.400	9/1/2021	3,000,000	3,236,955
Dominion Resources, Inc.	4.450	3/15/2021	2,500,000	2,853,540
Entergy Gulf States Louisiana	6.000	5/1/2018	1,000,000	1,180,287
Entergy Texas, Inc.	7.125	2/1/2019	2,000,000	2,479,654
Progress Energy, Inc.	3.150	4/1/2022	3,000,000	3,056,853
United Utilities PLC	5.375	2/1/2019	3,000,000	3,326,595

TOTAL FIXED-INCOME SECURITIES - 90.4%
(Cost $211,426,199)				220,410,481

COMMON STOCK

COMMUNICATIONS - 0.6%
AT&T, Inc.			38,500	1,412,565

CONSUMER, NON-CYCLICAL - 3.9%
Altria Group, Inc.			40,800	1,403,112
Johnson & Johnson			21,000	1,712,130
Kimberly-Clark Corp.			8,500	832,830
Kraft Foods Group, Inc.			11,333	583,989
Merck & Co., Inc.			35,000	1,547,000
Mondelez International, Inc.			34,000	1,040,910
PepsiCo., Inc.			9,100	719,901
Procter & Gamble Co.			21,000	1,618,260

ENERGY - 0.6%
Exxon Mobil Corp.			16,303	1,469,064

TECHNOLOGY - 0.8%
Intel Corp.			29,000	633,215
Microsoft Corp.			46,000	1,315,830

TOTAL COMMON STOCK - 5.9%
(Cost $10,975,533)				14,288,806

SHORT-TERM INVESTMENTS - 2.9%
Federated Prime Cash Obligations Fund, 0.08% Yield
(Cost $7,207,492)				7,207,492

TOTAL INVESTMENTS IN SECURITIES - 99.2%
(Cost $229,609,224)				241,906,779

OTHER ASSETS LESS LIABILITIES - 0.8%				1,836,666

TOTAL NET ASSETS - 100.0%				$243,743,445

*Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration. At March 31, 2013, the aggregate market value of these securities amounted to $17,968,534 or 7.37% of net assets.

See Notes to Financial Statements

ADVANCE CAPITAL I - CORE EQUITY FUND
PORTFOLIO OF INVESTMENTS (UNAUDITED)
MARCH 31, 2013

Common Stock
and Short-Term Investments	Shares	Value

BASIC MATERIALS - 2.8%
Freeport-McMoRan	3,710	$122,801
PPG Industries, Inc.	400	53,576
Rio Tinto PLC - ADR	3,530	166,192

COMMUNICATIONS - 9.1%
AT&T, Inc.	3,190	117,041
Cisco Systems, Inc.	7,990	166,951
Comcast Corp.	4,520	189,750
Google, Inc.*	220	174,721
Time Warner, Inc.	2,170	125,035
Verizon Communications	2,530	124,350
Vodafone Group PLC - ADR	3,190	90,596
Walt Disney Co.	2,210	125,528

CONSUMER, CYCLICAL - 9.0%
Coach, Inc.	2,450	122,476
Costco Wholesale Corp.	560	59,422
CVS Caremark Corp.	4,600	252,954
Home Depot, Inc.	880	61,406
Kohl's Corp.	3,790	174,833
McDonald's Corp.	620	61,808
Target Corp.	1,840	125,948
TJX Cos., Inc.	2,600	121,550
Wal-Mart Stores, Inc.	1,640	122,721

CONSUMER, NON-CYCLICAL - 19.0%
Aetna, Inc.	2,280	116,576
AmerisourceBergen Corp.	2,520	129,654
Amgen, Inc.	2,060	211,171
Automatic Data Processing	940	61,128
Cardinal Health, Inc.	2,530	105,299
Celgene Corp.*	1,770	205,161
Coca-Cola Co.	1,530	61,873
Covidien PLC	1,870	126,861
Eli Lilly & Co.	1,060	60,197
Gilead Sciences, Inc.*	3,660	179,120
Johnson & Johnson	2,310	188,334
Kraft Foods Group, Inc.	1,190	61,321
Medtronic, Inc.	1,220	57,291
Merck & Co., Inc.	1,290	57,018
Pfizer, Inc.	2,090	60,317
Procter & Gamble Co.	750	57,795
Stryker Corp.	1,900	123,956
Teva Pharmaceutical Industries - ADR	5,870	232,922
UnitedHealth Group, Inc.	4,030	230,556

ENERGY - 12.5%
Apache Corp.	2,400	185,184
Baker Hughes, Inc.	3,720	172,645
Chevron Corp.	990	117,632
Devon Energy Corp.	3,130	176,595
Exxon Mobil Corp.	1,860	167,605
Marathon Oil Corp.	1,680	56,650
Marathon Petroleum Corp.	1,420	127,232
National Oilwell Varco, Inc.	3,430	242,673
Occidental Petroleum Corp.	1,400	109,718

Peabody Energy Corp.	5,700	120,555
Valero Energy Corp.	1,240	56,408

FINANCIAL - 17.2%
ACE Ltd	1,350	120,110
Allstate Corp.	2,550	125,129
American Express Co.	1,800	121,428
Bank of New York Mellon	4,200	117,558
BlackRock, Inc.	500	128,440
Capital One Financial Corp.	4,400	241,780
Franklin Resources, Inc.	820	123,664
Northern Trust Corp.	2,130	116,211
PNC Financial Services Group	2,770	184,205
Toronto-Dominion Bank	2,040	169,871
Travelers Cos., Inc.	1,490	125,443
US Bancorp	6,850	232,421
Visa, Inc.	700	118,888
Wells Fargo & Co.	4,820	178,292

INDUSTRIAL - 10.6%
3M Co.	590	62,723
Caterpillar, Inc.	2,000	173,940
CSX Corp.	5,410	133,248
Cummins, Inc.	490	56,747
Danaher Corp.	1,880	116,842
Emerson Electric Co.	1,000	55,870
FedEx Corp.	1,110	109,002
General Dynamics Corp.	790	55,703
General Electric Co.	5,290	122,305
Illinois Tool Works, Inc.	950	57,893
Raytheon Co.	970	57,026
United Parcel Service, Inc.	1,410	121,119
United Technologies Corp.	1,270	118,656
Waste Management, Inc.	1,600	62,736

TECHNOLOGY - 10.5%
Apple, Inc.	280	123,945
EMC Corp.*	7,300	174,397
Fidelity National	3,050	120,841
Intel Corp.	5,410	118,127
International Business Mach.	860	183,438
Microsoft Corp.	8,310	237,708
Oracle Corp.	4,790	154,861
QUALCOMM, Inc.	2,610	174,713

UTILITIES - 0.9%
NextEra Energy, Inc.	780	60,590
PPL Corp.	1,920	60,115

TOTAL COMMON STOCK - 91.6%
(Cost $10,293,111)		11,235,088

SHORT-TERM INVESTMENTS - 8.2%
Federated Prime Cash Obligations Fund, 0.08% Yield
(Cost $1,003,617)		1,003,617

TOTAL INVESTMENTS IN SECURITIES - 99.8%
(Cost $11,296,728)		12,238,705

OTHER ASSETS LESS LIABILITIES - 0.2%		23,909

TOTAL NET ASSETS - 100.0%		$12,262,614

* Securities are non-income producing

ADR - American Depository Receipt

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

ADVANCE CAPITAL I, INC.

SIGNIFICANT ACCOUNTING AND OTHER POLICIES

a) Security Valuation

Equity securities for which exchange quotations are readily available are valued at the last quoted market price at the time the valuations are made and debt securities are valued using prices furnished by an independent third party pricing service.  The independent third party pricing service may use a matrix, formula or other objective method that considers the effect of market indices, yield curves and other specific adjustments to determine market price. When reliable market quotations are not readily available or are considered unreliable, securities are priced at their fair value, determined according to procedures adopted by the Board of Directors, which may include using an independent pricing service.  Fair value procedures may also be used if the COMPANY determines that a significant event has occurred between the time at which a market price is determined but prior to the time at which a fund’s net asset value is calculated.  Money market instruments or short-term debt held by the Funds with a remaining maturity of sixty days or less are valued at amortized cost which approximates value.

b) Fair Value Measurement

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis.  Accounting principles generally accepted in the United States of America (“GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.

The three levels of the fair value hierarchy are described below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2013:

Valuation Inputs	Equity Growth Fund	Balanced Fund	Retirement Income Fund	Core Equity Fund
Level 1 – Quoted Prices:
Common Stock*	$88,773,702	$101,777,464	$14,288,806	$11,235,088
Short-term Investments	111,046	1,893,837	7,207,492	1,003,617

Level 2 – Other Significant
Observable Inputs:
Fixed Income Securities*	0	54,297,281	220,410,481	0

Level 3 – Significant
Unobservable Inputs:
Fixed Income Securities*	0	0	0	0
Total Value of Investments	$88,884,748	$157,968,582	$241,906,779	$12,238,705

*Please refer to the Schedule of Investments to view common stock and fixed income securities segregated by industry type. The Funds did not hold any Level 3 assets during the three month period ended March 31, 2013.

There were no transfers between levels of the fair value hierarchy during the three month period ended March 31, 2013.  It is the Funds’ policy to consider transfers into or out of Level 1 and Level 2 as of the end of the reporting period.

c)  At March 31, 2013, the gross unrealized net appreciation and depreciation of securities for financial reporting consisted of the following:

	Equity Growth Fund	Balanced Fund	Retirement Income Fund	Core Equity Fund
Unrealized Appreciation	$21,692,340	$22,530,270	$13,180,307	$1,135,402
Unrealized Depreciation	(1,362,301)	(1,972,048)	(882,752)	(193,425)
Net Unrealized Appreciation/(Depreciation)	$20,330,039	$20,558,222	$12,297,555	$941,977

d)  Other Policies

Security transactions are accounted for on trade date, the date the order to buy or sell is executed. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Premium and discount on fixed income securities are amortized using the effective interest method. Realized gains and losses on security transactions are determined on the specific identification method for book and tax purposes.

Item 2. Controls and Procedures.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Filed as an exhibit as part of this Form is a separate certification for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Advance Capital I, Inc.

/S/ Christopher M. Kostiz

-------------------------------------------

Christopher M. Kostiz, President

(principal executive officer)

Date:  May 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/S/ Christopher M. Kostiz

-------------------------------------------

Christopher M. Kostiz, President

(principal executive officer)

Date:  May 29, 2013

/S/ Julie A. Katynski

-----------------------------------------

Julie A. Katynski, Vice President, Treasurer & Assistant Secretary

(principal financial officer)

Date:  May 29, 2013

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)